SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
End of year	$ 45,273	$ 52,350
Less: net amount due within one year	(7,839)	(8,809)
Net amount due after one year	$ 37,434	$ 43,541